Long-Term Debt - Additional Information (Detail) In Millions, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD
Debt Instrument [Line Items]
Long-term debt and capital lease obligation current and non-current	$ 3,527	4,876	$ 3,538	4,690
Annual maturities and principal repayments in 2014		50
Annual maturities and principal repayments in 2015		127
Annual maturities and principal repayments in 2016		31
Annual maturities and principal repayments in 2017		28
Annual maturities and principal repayments in 2018		697